                                                ANNUAL REPORT, December 31, 1997
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671
--------------------------------------------------------------------------------
                                                               February 20, 1998
Dear Shareholder:
    For the year 1997 the Navellier Mid Cap Growth Portfolio was up 26.18% and the Navellier Aggressive Growth Portfolio was up 9.77%. The Navellier Aggressive Small Cap Portfolio was up 32.76% since inception ( the portfolio was started on March 17, 1997). In 1997 the Russell 2000* was up 20.52% and the NASDAQ Composite** was up 21.64%.
                     COMPARISON IN CHANGES IN THE VALUE OF
                              A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               AGGRESSIVE GROWTH
                   PORTFOLIO
               AGGRESSIVE GROWTH       RUSSELL 2000   NASDAQ COMPOSITE
12/28/95                   $10,000.00    $10,000.00          $10,000.00
1/31/96                     $9,630.00     $9,981.33          $10,072.80
2/28/96                    $10,620.00    $10,283.57          $10,455.46
3/29/96                    $11,330.00    $10,468.40          $10,468.29
4/30/96                    $13,020.00    $11,022.57          $11,315.33
5/31/96                    $14,040.00    $11,452.04          $11,818.22
6/28/96                    $13,050.00    $10,970.03          $11,263.06
7/31/96                    $11,180.00    $10,000.95          $10,270.50
8/30/96                    $11,850.00    $10,566.83          $10,849.42
9/30/96                    $12,730.00    $10,962.75          $11,661.30
10/31/96                   $12,150.00    $10,778.55          $11,609.88
11/29/96                   $12,220.00    $11,207.08          $12,285.65
12/31/96                   $12,250.00    $11,476.09          $12,270.63
1/31/97                    $12,440.00    $11,692.57          $13,114.82
2/28/97                    $10,880.00    $11,395.07          $12,441.43
3/31/97                    $10,670.00    $10,841.54          $11,611.68
4/30/97                    $10,530.00    $10,855.46          $11,982.93
5/30/97                    $11,290.00    $12,050.51          $13,309.38
6/30/97                    $12,040.00    $12,544.55          $13,706.20
7/31/97                    $13,200.00    $13,117.70          $15,148.41
8/29/97                    $13,280.00    $13,400.96          $15,086.73
9/30/97                    $14,560.00    $14,362.76          $16,021.69
10/31/97                   $14,010.00    $13,712.06          $15,146.51
11/28/97                   $13,500.00    $13,606.36          $15,212.47
12/31/97                   $13,450.00    $13,831.06          $14,925.44

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MID CAP GROWTH PORTFOLIO
                           MID CAP GROWTH   RUSSELL 2000   NASDAQ COMPOSITE
11/27/96                           $10,000       $10,000             $10,000
12/31/96                           $10,270       $10,240              $9,988
1/31/97                            $10,460       $10,433             $10,675
2/28/97                            $10,290       $10,168             $10,127
3/31/97                             $9,980        $9,674              $9,451
4/30/97                            $10,270        $9,686              $9,754
5/30/97                            $10,830       $10,753             $10,833
6/30/97                            $11,380       $11,193             $11,156
7/31/97                            $12,500       $11,705             $12,330
8/29/97                            $12,460       $11,958             $12,280
9/30/97                            $13,380       $12,816             $13,041
10/31/97                           $12,760       $12,235             $12,329
11/28/97                           $12,770       $12,141             $12,382
12/31/97                           $12,960       $12,341             $12,149

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    AGGRESSIVE SMALL CAP
         PORTFOLIO
                              AGGRESSIVE SMALL CAP  RUSSELL 2000   NASDAQ COMPOSITE
3/17/97                                 $10,000.00    $10,000.00          $10,000.00
3/31/97                                  $9,859.34     $9,585.58           $9,548.78
4/30/97                                  $9,872.12     $9,597.90           $9,854.08
5/30/97                                 $10,690.54    $10,654.50          $10,944.87
6/30/97                                 $11,432.23    $11,091.31          $11,271.19
7/31/97                                 $12,423.27    $11,598.06          $12,457.19
8/29/97                                 $12,679.03    $11,848.50          $12,406.46
9/30/97                                 $13,593.35    $12,698.88          $13,175.32
10/31/97                                $13,433.50    $12,123.57          $12,455.62
11/28/97                                $13,459.08    $12,030.11          $12,509.87
12/31/97                                $13,273.66    $12,228.78          $12,273.83

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        AVERAGE ANNUAL TOTAL RETURN
                                                  AGGRESSIVE GROWTH                                     AGGRESSIVE SMALL CAP
                                                      PORTFOLIO           MID CAP GROWTH PORTFOLIO           PORTFOLIO
One-Year                                                           9.77%                    26.18%                           n/a
Since Inception+                                                  15.99%                    26.81%                        32.76%
Value of a $10,000 Investment over Life of
Fund+
Fund                                                             $13,450                   $12,960                       $13,273
Russell 2000                                                     $13,831                   $12,341                       $12,228
NASDAQ Composite                                                 $14,925                   $12,149                       $12,273

The above charts and performance numbers assume reinvestment of all distributions.
Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
+ THE DATE OF INCEPTION FOR THE AGGRESSIVE GROWTH PORTFOLIO, MID CAP GROWTH
  PORTFOLIO AND AGGRESSIVE SMALL CAP PORTFOLIO WAS DECEMBER 28, 1995, NOVEMBER 26, 1996 AND MARCH 17, 1997, RESPECTIVELY. TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

    Value strategies dramatically outperformed growth strategies in 1997 by the largest margin in 19 years. For example, in 1997 the Russell 2000 Value Index was up 31.78%, while the Russell 2000 Growth Index was only up 12.95%. Obviously, because Navellier only had "growth" funds available for much of 1997, our growth bias hurt our performance. Fundamentally, growth stocks are back at the same levels they were in 1990, just before they exploded in 1991. Often, we have found that whatever strategy "lagged" in the previous year, "leads" in the next year.

    This was a particularly strong year for large capitalization stocks as evidenced by a return of 33.31% for the S&P 500. After flirting with small capitalization stocks in the second and third quarters, the market once again became a large capitalization dominated and value oriented market, continuing a trend that has developed over the last 24 months. A few sobering facts from the fourth quarter include, a flat Dow Jones, and a 2.5% gain for the S&P 500 compared to a -6.8% return for the NASDAQ and a -3.3% return for the Russell 2000. The growth vs. value comparison is even more telling as the Russell 2000 Growth Index lost 8.2% for the fourth quarter while the Russell 2000 Value Index gained 1.7%. Technology stocks suffered through an extremely volatile year, with strong second and third quarters sandwiched between dismal first and fourth quarters. In December, a few technology stocks disappointed Wall Street with poor quarterly earnings, so the analyst community immediately blamed the Southeast Asian crisis as the primary reason that they had grossly overestimated the latest quarterly earnings numbers. As a result, the analyst community started to slash their 1998 earnings estimates on many leading technology stocks. Then another bomb fell in December when both Oracle and 3M announced that its earnings would be hindered by the Southeast Asian crisis. All of a sudden, the Southeast Asian crisis was encompassing more than just technology stocks, so the entire U.S. stock market sold off because the analyst community rushed to aggressively cut earnings estimates on many leading companies. In 1997 the strongest performing stocks were found in the financial sectors as they continued to benefit from an excellent interest rate environment. The falling interest rate environment continues to be very supportive for higher stock prices. The stock and bond markets compete for capital, so when interest rates move lower, normally stock prices and price earnings ratios drift higher because more money tends to flow into the stock market.

    The financial community continues to marvel at the unprecedented third year of more than 20% growth for the S&P 500. Many analysts were not surprised by the terrific performance of the market this year given the favorable economic conditions. With 3.7% real GDP growth and just 2% GDP-based inflation, we saw the best overall economic performance in decades. Interest rates trended downward throughout the year, unemployment fell to 4.7%, capital gains taxes were cut and inflation was practically non-existent. Consumer confidence remained strong all year as disposable income rose 3.7% and consequently consumers spent 3.6% more than they did in 1996. Although payroll costs advanced by 2.4%, corporate profits still managed to climb by 11%, due to significant increases in productivity. The old news at this point is the Southeast Asian crisis, which briefly halted the markets' relentless climb in 1997.

    So far in 1998, one of the reasons that the stock market started to rally is that finally some leading stocks, such as Disney, released better than expected earnings and inspired a little confidence in the overall stock market. Investors finally came to the realization that Southeast Asia will not cause the entire U.S. economy to melt down. The stocks that have been most seriously impacted by the Southeast Asian crisis, namely technology stocks, have also been rallying strongly. However, the analyst community remains very wary about the earnings prospects for many technology companies, so we expect that the recent rebound in technology stocks is just a "dead-cat" bounce that will soon dissipate. Much of the recent stock market strength has been isolated in a few key industry groups. Although the breadth and power of the stock market has improved in recent weeks, we are still expecting a very selective stock market, similar to the third quarter of 1997, where large capitalization stocks take a breather and small-to-mid capitalization stocks lead. NASDAQ has been stronger than the Dow Industrials and the S&P 500 so far in 1998, so this much anticipated leadership change may have begun already. Our strategy remains focused on uncovering stocks with better sales and earnings growth potential than the overall stock market. We hope that by finding those companies that can demonstrate consistent accelerating earnings growth, our growth funds will shine in an increasingly selective market.

    This year Navellier is proud to announce that we have broadened our offerings by introducing four new portfolios. We are using a "value" approach to quantitative analysis for our new Navellier Small Cap Value Portfolio and the Navellier Large Cap Value Portfolio. We have also introduced our new Navellier Large Cap Growth Portfolio which uses the more familiar Navellier methodology but focuses on the larger cap sector of the market. With all three of these portfolios we are seeking strong returns with reasonable risk levels by using portfolio optimization and risk analysis programs in conjunction with our proprietary computerized screening process. Additionally, the Navellier International Equity Portfolio made its debut this year. We would like to introduce to you a new member of the Navellier team, Ram Kolluri, who will be responsible for management of the Navellier International Equity Portfolio. We strongly encourage all of our clients to call us for more information on the new portfolios and for help with the recommended allocations for all of our funds.

    Please call our new Navellier Marketline for the latest fund prices and weekly market commentary at (800) 730-9005 and look for our new website at www.navellier.com.

    Thank you for allowing us to manage some of your assets. We feel very obligated to our shareholders and promise to make every effort to maintain our high performance standards. As always, please feel free to contact us if you have any questions or if we can help you in any way.

Sincerely,

     [SIGNATURE]                                                   [SIGNATURE]
LOUIS G. NAVELLIER                               ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

  * THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX CONSISTING OF THE SMALLEST 2000 STOCKS IN THE RUSSELL 3000 INDEX. IT IS CONSIDERED REPRESENTATIVE OF THE SMALL CAP MARKET IN GENERAL. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR SALE.

 ** THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX CONSISTING OF APPROXIMATELY 5,500
    STOCKS. IT IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR SALE.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997

AGGRESSIVE GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------
COMMON STOCKS -- 92.1% OF TOTAL INVESTMENTS
AEROSPACE -- 5.5%
 100,000  Kellstrom Industries, Inc.*                $2,475,000
  40,000  Thiokol Corp.                               3,250,000
                                                    ------------
                                                      5,725,000
                                                    ------------
AGRICULTURAL CHEMICALS -- 3.2%
  53,800  Alcide Corp.*                               3,281,800
                                                    ------------
AIR FREIGHT AND DELIVERY SERVICES -- 5.4%
  90,000  Airborne Freight Corp.                      5,591,250
                                                    ------------
APPAREL -- 2.7%
  30,000  Oshkosh B Gosh, Inc.                          990,000
  40,000  V.F. Corp.                                  1,837,500
                                                    ------------
                                                      2,827,500
                                                    ------------
AUTO PARTS: ORIGINAL EQUIPMENT
 MANUFACTURER -- 3.0%
  75,000  Smith (A.O.) Corp.                          3,168,750
                                                    ------------
AUTOMOTIVE AFTERMARKET -- 1.3%
  20,000  SPX Corp.                                   1,380,000
                                                    ------------
BANKS -- 5.9%
  95,000  Bank of Commerce San Diego California       2,125,625
  50,000  Charter Financial, Inc.                     1,256,250
  39,600  Northern Trust Corp.                        2,762,100
                                                    ------------
                                                      6,143,975
                                                    ------------
COMPUTER SOFTWARE -- 4.6%
  60,000  Compuware Corp.*                            1,920,000
  30,000  Keane, Inc.*                                1,218,750
  40,000  Micro Focus Group PLC*                      1,615,000
                                                    ------------
                                                      4,753,750
                                                    ------------
CONSUMER APPLIANCES -- 2.6%
  63,500  Sunbeam Corp.                               2,674,937
                                                    ------------
DIVERSIFIED MANUFACTURING -- 1.3%
  20,000  Tredegar Industries, Inc.                   1,317,500
                                                    ------------
----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------

ELECTRONICS -- 4.0%
  69,700  Cyberoptics Corp.*                         $1,585,675
 101,000  Spire Corp.*                                1,464,500
  30,000  Tandy Corp.                                 1,156,875
                                                    ------------
                                                      4,207,050
                                                    ------------
ENVIRONMENTAL SERVICES -- 1.1%
  50,000  Eastern Environmental Services, Inc.*       1,100,000
                                                    ------------
FLUID CONTROLS -- 1.3%
  30,000  Parker Hannifin Corp.                       1,376,250
                                                    ------------
FOOD AND VITAMIN SUPPLEMENTS -- 2.7%
  40,000  General Nutrition Co., Inc.*                1,360,000
  40,000  Interstate Bakeries Corp.                   1,495,000
                                                    ------------
                                                      2,855,000
                                                    ------------
HEAVY MACHINERY -- 6.5%
  40,000  PACCAR, Inc.                                2,100,000
 200,000  Terex Corp.*                                4,700,000
                                                    ------------
                                                      6,800,000
                                                    ------------
INSURANCE -- 4.5%
  30,000  ACE, Ltd.                                   2,895,000
  50,000  Blanch E.W. Holdings, Inc.                  1,721,875
                                                    ------------
                                                      4,616,875
                                                    ------------
INTEGRATED OIL COMPANIES -- 1.0%
  25,000  Sun, Inc.                                   1,051,563
                                                    ------------
MEDICAL SPECIALTIES -- 3.3%
  50,000  Cooper Companies, Inc.*                     2,043,750
  50,000  Osteotech, Inc.*                            1,362,500
                                                    ------------
                                                      3,406,250
                                                    ------------
NEWSPAPERS -- 4.3%
  25,000  Central Newspapers, Inc.                    1,848,438
  41,600  Gannett, Inc.                               2,571,400
                                                    ------------
                                                      4,419,838
                                                    ------------
OFFICE EQUIPMENT -- 4.2%
  80,000  Herman Miller, Inc.                         4,365,000
                                                    ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997 (CONTINUED)

 AGGRESSIVE GROWTH PORTFOLIO              MID CAP GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OILFIELD SERVICES AND EQUIPMENT -- 12.0%
  97,400  Core Laboratories*                        $  1,759,287
 100,000  National Oilwell, Inc.*                      3,418,750
 100,000  Patterson Energy, Inc.*                      3,868,750
 160,000  Varco International, Inc.*                   3,430,000
                                                    ------------
                                                      12,476,787
                                                    ------------
PRINTING -- 2.9%
  75,000  Mail-Well, Inc.*                             3,037,500
                                                    ------------
RAILROADS -- 1.1%
  35,000  Kansas City Southern Industries, Inc.        1,111,250
                                                    ------------
SAVINGS AND LOAN ASSOCIATIONS -- 2.9%
  75,000  Somerset Savings Bank*                         375,000
 100,000  St. Paul Bancorp, Inc.                       2,625,000
                                                    ------------
                                                       3,000,000
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT -- 1.2%
  40,000  Tekelec*                                     1,220,000
                                                    ------------
TRUCKING -- 3.6%
  55,000  Caliber Systems, Inc.                        2,677,812
  44,700  Landair Services, Inc.*                      1,083,975
                                                    ------------
                                                       3,761,787
                                                    ------------
TOTAL COMMON STOCKS
 (COST $85,520,207)                                   95,669,612
                                                    ------------
MONEY MARKET FUNDS -- 7.9%
8,242,228 Fund for Government Investors
            (Cost $8,242,228)                          8,242,228
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $93,762,435)                                 $103,911,840
                                                    ------------
                                                    ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS -- 94.4%
  OF TOTAL INVESTMENTS
AEROSPACE -- 2.8%
    2,900  Thiokol Corp.                      $235,625
                                          ------------
AIR FREIGHT AND DELIVERY SERVICES -- 2.6%
    3,500  Airborne Freight Corp.              217,437
                                          ------------
AIRLINES -- 5.0%
    3,500  Continental Airlines, Inc.*         168,437
    4,000  US Airways Group, Inc. *            250,000
                                          ------------
                                               418,437
                                          ------------
APPAREL -- 1.7%
    4,000  Ross Stores, Inc.                   145,500
                                          ------------
BANKS -- 11.1%
    1,365  Commerce Bancshares, Inc.            92,479
      500  First Empire State Corp.            232,500
    2,400  First of America Bank Corp.         185,100
    3,150  Old Kent Financial Corp.            124,819
    2,900  Star Banc Corp.                     166,388
    2,000  Wilmington Trust Corp.              124,750
                                          ------------
                                               926,036
                                          ------------
BUILDING MATERIALS -- 8.4%
    8,000  Martin Marietta Materials,
             Inc.                              292,500
    3,500  Southdown, Inc.                     206,500
    2,000  Vulcan Materials Co.                204,250
                                          ------------
                                               703,250
                                          ------------
COMPUTER SOFTWARE 1.7%
    4,400  Compuware Corp. *                   140,800
                                          ------------
CONTAINERS AND PACKAGING -- 1.9%
    4,200  Owens Illinois, Inc. *              159,338
                                          ------------
EDP SERVICES -- 1.8%
    3,600  Keane, Inc. *                       146,250
                                          ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997 (CONTINUED)

 MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES -- 8.3%
    7,000  Long Island Lighting Co.       $   210,875
    7,400  New York State Electric &
             Gas Corp.                        262,700
    5,200  Western Resources, Inc.            223,600
                                          ------------
                                              697,175
                                          ------------
FLUID CONTROLS -- 1.4%
    2,550  Parker Hannifin Corp.              116,981
                                          ------------
FOOD AND VITAMIN SUPPLEMENTS -- 5.7%
    7,000  General Nutrition Co., Inc.*       238,000
    4,000  Interstate Bakeries Corp.          149,500
    2,800  Smithfield Foods, Inc. *            92,400
                                          ------------
                                              479,900
                                          ------------
HEAVY MACHINERY -- 1.2%
    1,700  PACCAR, Inc.                        89,250
                                          ------------
HOME FURNISHINGS -- 1.9%
    4,100  Ethan Allan Interiors, Inc.        158,106
                                          ------------
INSURANCE -- 15.4%
    2,000  ACE, Ltd.                          193,000
    3,300  Exel, Ltd.                         209,138
    3,000  Financial Security Assurance
             Holding, Ltd.                    144,750
    3,000  Mercury General Corp.              165,750
    2,000  Old Republic International
             Corp.                             74,375
    3,600  Orion Capital Corp.                167,175
    4,000  Torchmark Corp.                    168,250
    2,250  Transatlantic Holdings, Inc.       160,875
                                          ------------
                                            1,283,313
                                          ------------


------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
INVESTMENT BANKING &
  BROKER SERVICES -- 5.0%
    5,000  AG Edwards, Inc.               $   198,750
    2,800  Donaldson, Lufkin & Jenrette       222,600
                                          ------------
                                              421,350
                                          ------------
METAL FABRICATIONS -- 2.9%
    2,100  EVI, Inc.*                         108,675
    3,800  Timken Co.                         130,625
                                          ------------
                                              239,300
                                          ------------
NEWSPAPERS -- 1.2%
      200  Washington Post Co., Class B        97,300
                                          ------------
OILFIELD SERVICES AND EQUIPMENT -- 2.8%
    1,500  BJ Service Co.*                    107,906
    2,000  Camco International, Inc.          127,375
                                          ------------
                                              235,281
                                          ------------
OIL REFINING AND MARKETING -- 1.5%
    4,000  Valero Energy Corp.                125,750
                                          ------------
SAVINGS AND LOAN ASSOCIATIONS -- 7.0%
    3,000  Ahmanson (H.F.) and Co.            200,812
    3,500  Coast Savings Financial,
             Inc.*                            239,969
    2,000  Greenpoint Financial Corp.         145,125
                                          ------------
                                              585,906
                                          ------------
SEMICONDUCTORS AND RELATED -- 3.1%
    3,000  Dallas Semiconductor Corp.         122,250
    3,500  Jabil Circuit, Inc. *              139,125
                                          ------------
                                              261,375
                                          ------------
TOTAL COMMON STOCKS
 (COST $6,639,334)                          7,883,660
                                          ------------
MONEY MARKET FUNDS -- 5.6%
  471,645  Fund for Government Investors
             (Cost $471,645)                  471,645
                                          ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $7,110,979)                        $ 8,355,305
                                          ------------
                                          ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997 (CONTINUED)

 AGGRESSIVE SMALL CAP PORTFOLIO

-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)

-------------------------------------------------------
COMMON STOCKS -- 91.8% OF TOTAL INVESTMENTS
AEROSPACE -- 1.7%
    5,000  Ducommun, Inc.*                   $174,688
                                          -------------
APPAREL -- 2.0%
    6,100  Oshkosh B Gosh, Inc.               201,300
                                          -------------
BANKS -- 4.5%
    4,500  First Oak Brook Bancshares,
             Inc.                             216,000
    5,800  Independent Bank Corp.             106,575
    2,000  Onbancorp, Inc.                    141,000
                                          -------------
                                              463,575
                                          -------------
BUILDING MATERIALS -- 5.8%
    9,500  Centex Construction Products,
             Inc.                             286,187
    6,000  Florida Rock Industries, Inc.      136,500
    3,000  Southdown, Inc.                    177,000
                                          -------------
                                              599,687
                                          -------------
BUILDING PRODUCTS -- 1.1%
    5,000  American Woodmark Corp.            110,000
                                          -------------
CATALOG AND SPECIALTY DISTRIBUTION -- 3.1%
    4,000  New England Business Service,
             Inc.                             135,000
   12,000  DM Management Co.*                 187,500
                                          -------------
                                              322,500
                                          -------------
COMMERCIAL SERVICES -- 6.4%
    4,000  Airborne Freight Corp.             248,500
    4,300  Ambassadors International,
             Inc.*                             83,850
    2,800  Computer Learning Centers,
             Inc.*                            171,500
    2,000  Duff & Phelps Credit Rating
             Co.                               81,250
    4,400  Market Facts, Inc.*                 73,700
                                          -------------
                                              658,800
                                          -------------
CONTAINERS AND PACKAGING -- 1.1%
    5,000  BWAY Corp.*                        114,375
                                          -------------
-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)
-------------------------------------------------------

CONTRACT DRILLING -- 2.7%
    2,500  Cliffs Drilling Co.*              $124,688
    4,000  Patterson Energy, Inc.*            154,750
                                          -------------
                                              279,438
                                          -------------
DIVERSIFIED MANUFACTURING -- 1.3%
    2,000  Tredegar Industries, Inc.          131,750
                                          -------------
EDP SERVICES & PERIPHERALS -- 2.4%
    8,200  Genicom Corp.*                      94,300
    3,100  Systems & Computer
             Technology*                      153,837
                                          -------------
                                              248,137
                                          -------------
ELECTRONICS -- 4.5%
    3,200  C & D Technologies, Inc.           154,400
    9,300  EFTC Corp.*                        151,125
    5,200  Encore Wire Corp.*                 159,575
                                          -------------
                                              465,100
                                          -------------
ENVIRONMENTAL SERVICES -- 1.0%
    4,700  Eastern Environmental
             Services, Inc*                   103,400
                                          -------------
FINANCE COMPANIES -- 1.2%
    6,000  Pilgrim America Capital
             Corp.*                           122,250
                                          -------------
FLUID CONTROLS -- 0.8%
    5,200  ESSEF Corp.*                        83,200
                                          -------------
FOOD -- 4.1%
    3,000  Suiza Foods Corp.*                 178,687
   12,500  Tasty Baking Co.                   241,406
                                          -------------
                                              420,093
                                          -------------
HEAVY MACHINERY AND CONSTRUCTION -- 6.9%
    7,200  Gardner Denver Machinery,
             Inc.*                            182,250
    8,000  Gehl Company*                      168,000
    9,500  Terex Corp.*                       223,250
    4,900  Wabash National Corp.              139,344
                                          -------------
                                              712,844
                                          -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997 (CONTINUED)

 AGGRESSIVE SMALL CAP PORTFOLIO

-------------------------------------------------------
                                           MARKET VALUE
   SHARES                                      (NOTE 1)
-------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOMEBUILDING -- 4.4%
   13,000  Engle Homes, Inc.                 $238,875
   10,000  NVR, Inc.*                         218,750
                                          -------------
                                              457,625
                                          -------------
INSURANCE -- 4.7%
    3,750  Allied Group, Inc.                 107,344
    2,500  Enhance Financial Services
             Group                            148,750
   10,000  Hooper Holmes, Inc.                145,625
    4,000  Presidential Life Corp.             81,000
                                          -------------
                                              482,719
                                          -------------
MANUFACTURED HOUSING -- 0.8%
    4,000  Modtech, Inc.*                      78,000
                                          -------------
MILITARY/GOVERNMENT/TECHNICAL -- 2.4%
   10,000  Allied Research Corp.*             124,375
    8,900  Applied Signal Technology,
             Inc.*                            122,375
                                          -------------
                                              246,750
                                          -------------
OILFIELD SERVICES AND EQUIPMENT -- 1.1%
    2,400  Sante Fe Pacific Pipeline LP       109,800
                                          -------------
PRECISION INSTRUMENTS -- 2.0%
    5,500  MTS Systems Corp.                  206,250
                                          -------------
PRINTING -- 2.5%
    3,000  Consolidated Graphics, Inc.*       139,875
    3,000  Mail-Well, Inc.*                   121,500
                                          -------------
                                              261,375
                                          -------------
SAVINGS AND LOAN ASSOCIATIONS -- 11.1%
    2,500  Affiliated Community Bancorp,
             Inc.                              94,375
    4,500  CFSB Bancorp Inc.                  118,125
      600  Citfed Bancorp, Inc.                23,400
    4,000  Columbia Banking System,
             Inc.*                            108,000
    3,000  First Federal Capital              101,625


-------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------

    2,666  New York Bancorp, Inc.        $     105,807
    3,000  Norwich Financial Corp.              99,000
   11,800  PDS Financial Corp.*                 79,650
    7,800  St. Paul Bancorp, Inc.              204,750
    6,200  TR Financial Corp.                  206,150
                                         -------------
                                             1,140,882
                                         -------------
SEMICONDUCTORS AND RELATED -- 4.3%
    6,000  Advanced Energy Industries*          89,625
    3,000  Dallas Semiconductor Corp.          122,250
    4,000  Jabil Circuit, Inc.*                159,000
    2,100  Orbotech LTD*                        66,938
                                         -------------
                                               437,813
                                         -------------
SERVICES: HEALTH INDUSTRY -- 0.5%
    5,000  TLII Liquidating Corp.               49,687
                                         -------------
SPECIALITY STEEL -- 1.1%
    8,000  Universal Stainless & Alloy*        116,000
                                         -------------
TELECOMMUNICATIONS EQUIPMENT -- 1.3%
    7,000  Cognitronics Corp.*                 134,313
                                         -------------
TEXTILES -- 1.7%
   15,300  Dyersburg Corp.                     174,038
                                         -------------
TRUCKING -- 1.7%
    7,400  Landair Services, Inc.*             179,450
                                         -------------
WHOLESALERS -- 1.6%
    3,500  United Stationers, Inc.*            168,437
                                         -------------
TOTAL COMMON STOCKS
 (COST $8,423,911)                           9,454,276
                                         -------------
MONEY MARKET FUNDS -- 8.2%
  845,812  Fund for Government
             Investors
             (Cost $845,812)                   845,812
                                         -------------
TOTAL INVESTMENTS -- 100.0%
 (COST $9,269,723)                       $  10,300,088
                                         -------------
                                         -------------

-------------------------------------

(*) NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                       AGGRESSIVE      MID CAP     AGGRESSIVE
                                                                         GROWTH        GROWTH      SMALL CAP
                                                                        PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                      -------------  -----------  ------------
ASSETS
  Securities at Cost................................................  $  93,762,435  $ 7,110,979  $  9,269,723
                                                                      -------------  -----------  ------------
                                                                      -------------  -----------  ------------
  Securities at Value (Note 1)......................................  $ 103,911,840  $ 8,355,305  $ 10,300,088
  Receivable for Securities Sold....................................      1,604,736      210,758            --
  Receivable for Shares Sold........................................      1,708,520        9,918        17,303
  Interest Receivable...............................................         22,561        1,383         2,994
  Dividends Receivable..............................................        107,270        9,016         4,047
  Unamortized Organizational Costs (Note 1).........................         75,390           --            --
                                                                      -------------  -----------  ------------
    Total Assets....................................................    107,430,317    8,586,380    10,324,432
                                                                      -------------  -----------  ------------
LIABILITIES
  Payable for Securities Purchased..................................      4,443,293      194,758            --
  Payable for Shares Redeemed.......................................        965,175           --       116,048
  Investment Advisory Fee Payable (Note 2)..........................        106,247        8,790         9,934
  Distributions Payable.............................................         30,157        4,968         4,599
  Administrative Fee Payable (Note 2)...............................         21,249        1,758         2,160
  Distribution Plan Fee Payable (Note 4)............................         21,249        1,758            --
  Other Payables and Accrued Expenses...............................         21,249        1,758         1,296
  Organizational Expenses Payable to Adviser (Note 1)...............         75,390           --            --
                                                                      -------------  -----------  ------------
    Total Liabilities...............................................      5,684,009      213,790       134,037
                                                                      -------------  -----------  ------------
NET ASSETS..........................................................  $ 101,746,308  $ 8,372,590  $ 10,190,395
                                                                      -------------  -----------  ------------
                                                                      -------------  -----------  ------------
SHARES OUTSTANDING..................................................      7,656,593      673,394       499,634
                                                                      -------------  -----------  ------------
                                                                      -------------  -----------  ------------
NET ASSET VALUE PER SHARE...........................................         $13.29       $12.43        $20.40
                                                                             ------  -----------        ------
                                                                             ------  -----------        ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                      AGGRESSIVE       MID CAP       AGGRESSIVE
                                        GROWTH          GROWTH       SMALL CAP
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------   ------------   ------------
                                                                      FOR THE
                                             FOR THE YEAR           PERIOD ENDED
                                             MONTHS ENDED           DECEMBER 31,
                                          DECEMBER 31, 1997            1997*
                                     ----------------------------   ------------
INVESTMENT INCOME
  Interest (Note 1)................  $    220,058    $    19,278    $    21,157
  Dividends (Note 1)...............       688,752         58,689         28,280
                                     -------------   ------------   ------------
    Total Investment Income........       908,810         77,967         49,437
                                     -------------   ------------   ------------
EXPENSES
  Investment Advisory Fee (Note
    2).............................     1,218,438         74,475         56,277
  Administrative Fee (Note 2)......       243,688         14,895         12,234
  Distribution Plan Fees (Note
    4).............................       243,688         14,895             --
  Transfer Agent and Custodian Fee
    (Note 3).......................       194,222         52,815         50,488
  Registration Fees................        64,450         21,705         27,146
  Shareholder Reports and
    Notices........................        50,960          3,212          2,230
  Organizational Expense (Note
    1).............................        25,200             --             --
  Audit Fees.......................        22,638          2,862             --
  Trustees' Fees...................         7,500          7,500          7,500
  Other Expenses...................        24,800          2,306          1,284
                                     -------------   ------------   ------------
    Total Expenses.................     2,095,584        194,665        157,159
    Less Expenses Reimbursed by
      Investment Adviser
      (Note 2).....................      (146,083)       (75,505)       (81,307)
                                     -------------   ------------   ------------
      Net Expenses.................     1,949,501        119,160         75,852
                                     -------------   ------------   ------------
NET INVESTMENT LOSS................    (1,040,691)       (41,193)       (26,415)
                                     -------------   ------------   ------------
Net Realized Gain on Investment
  Transactions.....................    11,968,088        317,596        415,737
Net Change in Unrealized
  Appreciation of Investments......       321,088      1,208,882      1,030,365
                                     -------------   ------------   ------------
NET GAIN ON INVESTMENTS............    12,289,176      1,526,478      1,446,102
                                     -------------   ------------   ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........  $ 11,248,485    $ 1,485,285    $ 1,419,687
                                     -------------   ------------   ------------
                                     -------------   ------------   ------------

*FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                AGGRESSIVE GROWTH
                                                    PORTFOLIO                          MID CAP
                                          -----------------------------                GROWTH                 AGGRESSIVE SMALL CAP
                                                                                      PORTFOLIO                    PORTFOLIO
                                                                          ---------------------------------   --------------------
                                               FOR THE YEARS ENDED         FOR THE YEAR     FOR THE PERIOD       FOR THE PERIOD
                                                  DECEMBER 31,                ENDED             ENDED                ENDED
                                          -----------------------------    DECEMBER 31,      DECEMBER 31,         DECEMBER 31,
                                              1997            1996             1997             1996*                1997**
                                          -------------   -------------   --------------   ----------------   --------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $  (1,040,691)  $    (927,543)   $   (41,193)       $      772           $  (26,415)
  Net Realized Gain (Loss) on Investment
    Transactions........................     11,968,088     (12,055,596)       317,596                --              415,737
  Net Change in Unrealized Appreciation
    of Investments......................        321,088       9,828,401      1,208,882            35,444            1,030,365
                                          -------------   -------------   --------------   ----------------   --------------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     11,248,485      (3,154,738)     1,485,285            36,216            1,419,687
                                          -------------   -------------   --------------   ----------------   --------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............             --              --             --              (772)                  --
  From Net Realized Gain................     (1,178,202)             --       (341,588)               --             (180,781)
                                          -------------   -------------   --------------   ----------------   --------------------
    Total Distributions to
      Shareholders......................     (1,178,202)             --       (341,588)             (772)            (180,781)
                                          -------------   -------------   --------------   ----------------   --------------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    148,051,404     172,216,916      7,858,965         1,614,544           13,757,919
  Reinvestment of Distributions.........      1,148,045              --        336,620               772              176,182
  Cost of Shares Redeemed...............   (152,769,712)    (74,115,827)    (2,608,712)           (8,740)          (4,982,612)
                                          -------------   -------------   --------------   ----------------   --------------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................     (3,570,263)     98,101,089      5,586,873         1,606,576            8,951,489
                                          -------------   -------------   --------------   ----------------   --------------------
    TOTAL INCREASE IN NET ASSETS........      6,500,020      94,946,351      6,730,570         1,642,020           10,190,395
NET ASSETS -- Beginning of Period.......     95,246,288         299,937      1,642,020                --                   --
                                          -------------   -------------   --------------   ----------------   --------------------
NET ASSETS -- End of Period.............  $ 101,746,308   $  95,246,288    $ 8,372,590        $1,642,020           $10,190,395
                                          -------------   -------------   --------------   ----------------   --------------------
                                          -------------   -------------   --------------   ----------------   --------------------
SHARES
  Sold..................................     11,764,667      13,842,072        711,277           160,724              741,820
  Issued in Reinvestment of
    Distributions.......................         86,384              --         27,081                75                8,636
  Redeemed..............................    (11,968,178)     (6,098,372)      (224,912)             (851)            (250,822)
                                          -------------   -------------   --------------   ----------------   --------------------
    Net Increase (Decrease) in Shares...       (117,127)      7,743,700        513,446           159,948              499,634
                                          -------------   -------------   --------------   ----------------   --------------------
                                          -------------   -------------   --------------   ----------------   --------------------

 *FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996
**FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        AGGRESSIVE GROWTH
                                                                            PORTFOLIO
                                                              -------------------------------------
                                                                 FOR THE YEARS       FOR THE PERIOD
                                                               ENDED DECEMBER 31,        ENDED
                                                              --------------------    DECEMBER 31,
                                                                1997        1996         1995*
                                                              ---------   --------   --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period....................       $12.25      $9.99       $10.00
                                                              ---------   --------      ------
  Income from Investment Operations:
    Net Investment Income (Loss)............................        (0.136)      (0.120)         0.002
    Net Realized and Unrealized Gain (Loss) on
      Investments...........................................         1.333       2.380(D)        (0.012)
                                                              ---------   --------      ------
      Total from Investment Operations......................         1.197       2.260        (0.010)
                                                              ---------   --------      ------
    Distributions to Shareholders:
      From Net Realized Gain................................        (0.157)      --         --
                                                              ---------   --------      ------
    Net Increase (Decrease) in Net Asset Value..............         1.04       2.26        (0.01)
                                                              ---------   --------      ------
    Net Asset Value -- End of Period........................       $13.29     $12.25        $9.99
                                                              ---------   --------      ------
                                                              ---------   --------      ------

TOTAL INVESTMENT RETURN.....................................      9.77%     22.62%       (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................      2.00%      2.00%        2.00%(B)
  Expenses Before Reimbursement (Note 2)....................      2.15%      2.22%       27.25%(B)
  Net Investment Income (Loss)..............................     (1.07)%    (1.57)%       2.59%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................     247.3%     169.0%          --
  Net Assets at End of Period (000's omitted)...............  $101,746    $95,246         $300
  Number of Shares Outstanding at End of Period (000's
    omitted)................................................     7,657      7,774           30
  Average Commission Rate Paid (C)..........................  $ 0.0367    $0.0389           --

-------------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(D) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss of such time.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          MID CAP GROWTH               AGGRESSIVE SMALL CAP
                                                                            PORTFOLIO                       PORTFOLIO
                                                              --------------------------------------   --------------------
                                                                   FOR THE             FOR THE               FOR THE
                                                                 YEAR ENDED          PERIOD ENDED          PERIOD ENDED
                                                                DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                                                                    1997                1996*                 1997**
                                                              -----------------   ------------------   --------------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period....................      $    10.27           $    10.00            $    15.64
                                                                  -------              -------               -------
  Income from Investment Operations:
    Net Investment Income (Loss)............................           (0.061)               0.005                (0.053)
    Net Realized and Unrealized Gain on Investments.........            2.750                0.270                 5.177
                                                                  -------              -------               -------
      Total from Investment Operations......................            2.689                0.275                 5.124
                                                                  -------              -------               -------
  Distributions to Shareholders:
    From Net Investment Income..............................           --                   (0.005)               --
    From Net Realized Gain..................................           (0.529)              --                    (0.364)
                                                                  -------              -------               -------
      Total Distributions to Shareholders...................           (0.529)              (0.005)               (0.364)
                                                                  -------              -------               -------
  Net Increase in Net Asset Value...........................            2.16                 0.27                  4.76
                                                                  -------              -------               -------
  Net Asset Value -- End of Period..........................          $12.43               $10.27                $20.40
                                                                  -------              -------               -------
                                                                  -------              -------               -------

TOTAL INVESTMENT RETURN.....................................        26.18%                2.75%(A)             32.76% (A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................         2.00%                2.00%(B)              1.55%(B)
  Expenses Before Reimbursement (Note 2)....................         3.27%              113.02%(B)              3.21%(B)
  Net Investment Income (Loss)..............................        (0.69)%               0.87%(B)             (0.54)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................        163.2%                  --                  86.1%
  Net Assets at End of Period (000's omitted)...............      $ 8,373              $ 1,642               $10,190
  Number of Shares Outstanding at End of Period (000's
    omitted)................................................          673                  160                   500
  Average Commission Rate Paid..............................      $0.0321              $0.0300               $0.0363

-------------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

 * FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996
** FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of seven separate portfolios each with its own investment objectives and policies. These financial statements report on three of the seven portfolios: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, and the Aggressive Small Cap Portfolio, a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on investment transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gain, if any, is distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Fund totaling $126,000 are being deferred and amortized over 60 months beginning with the public offering of shares of the Aggressive Growth Portfolio. Any redemption by an initial investor during the amortization period will be reduced by a prorata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1997, unamortized organization costs were $75,390.

2. Investment Advisory Fees and Other Transactions With Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the fund pays a fee at the annual rate of 1.25% of the daily net assets of the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio, and 1.15% of the daily net assets of the Aggressive Small Cap Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

the Adviser, at any time upon notice to the Fund. At December 31, 1996, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expenses incurred on behalf of the Fund. During the year ended December 31, 1997, the Adviser paid operating expenses of the Aggressive Growth Portfolio, Mid Cap Growth Portfolio and Aggressive Small Cap Portfolio totaling $389,770, $90,400 and $88,648 respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio reimbursed, $243,687, $14,895, and $7,341, respectively, of such expenses.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the year ended December 31, 1997, Trustees' fees totaled $22,500.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 1997, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                       AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                         GROWTH         GROWTH      SMALL CAP
                                                                        PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                      -------------  ------------  ------------
Purchases...........................................................  $ 226,032,533  $ 13,883,860  $ 13,310,285
                                                                      -------------  ------------  ------------
                                                                      -------------  ------------  ------------
Sales...............................................................  $ 235,268,011  $  8,901,797  $  5,302,112
                                                                      -------------  ------------  ------------
                                                                      -------------  ------------  ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

6. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation as of December 31, 1997, based on the cost for Federal income tax purposes is as follows:

                                                                          AGGRESSIVE     MID CAP    AGGRESSIVE
                                                                            GROWTH       GROWTH      SMALL CAP
                                                                          PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                         ------------  -----------  -----------
Gross Unrealized Appreciation..........................................  $ 12,687,568  $ 1,292,836  $ 1,398,311
Gross Unrealized Depreciation..........................................    (2,995,674)     (48,510)    (367,946)
                                                                         ------------  -----------  -----------
Net Unrealized Appreciation............................................  $  9,691,894  $ 1,244,326  $ 1,030,365
                                                                         ------------  -----------  -----------
                                                                         ------------  -----------  -----------
Cost of Investments for Federal Income Tax Purpose.....................  $ 94,219,946  $ 7,110,979  $ 9,269,723
                                                                         ------------  -----------  -----------
                                                                         ------------  -----------  -----------

7. Net Assets

    At December 31, 1997, net assets consisted of the following:

                                                                        AGGRESSIVE      MID CAP     AGGRESSIVE
                                                                          GROWTH        GROWTH      SMALL CAP
                                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                       -------------  -----------  ------------
Paid-in-Capital......................................................  $  92,862,613  $ 7,193,449  $  8,951,488
Accumulated Net Realized Gain (Loss) on Investment Transactions......     (1,265,710)     (65,185)      208,542
Net Unrealized Appreciation of Investments...........................     10,149,405    1,244,326     1,030,365
                                                                       -------------  -----------  ------------
NET ASSETS...........................................................  $ 101,746,308  $ 8,372,590  $ 10,190,395
                                                                       -------------  -----------  ------------
                                                                       -------------  -----------  ------------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and net realized gain/loss are reclassified to paid-in-capital. As of December 31, 1997, net investment losses were reclassified to paid-in-capital and accumulated net realized gain/loss on investment transactions as follows:

                                                                             AGGRESSIVE    MID CAP   AGGRESSIVE
                                                                               GROWTH      GROWTH     SMALL CAP
                                                                             PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                            ------------  ---------  -----------
Reduction of paid-in-capital..............................................  $  1,040,691         --           --
Reduction of accumulated net realized gain................................            --    $41,193      $26,415

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees
The Navellier Performance Funds
Reno, Nevada

We have audited the accompanying statement of assets and liabilities of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio and Navellier Aggressive Small Cap Portfolio, each a series of shares of the Navellier Performance Funds including the portfolio of investments, as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights presented for the year ended December 31, 1996 and prior were audited by other auditors whose report dated January 31, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio and Navellier Aggressive Small Cap Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

        [/S/ TAIT, WELLER AND BAKER]

Philadelphia, Pennsylvania
February 20, 1998

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                                                  NAVELLIER
                                             PERFORMANCE FUNDS
                                            -------------------

                                        AGGRESSIVE GROWTH PORTFOLIO

                                          MID CAP GROWTH PORTFOLIO

                                       AGGRESSIVE SMALL CAP PORTFOLIO



                                               ANNUAL REPORT

                                            DECEMBER 31, 1997



        NAVELLIER OFFICES

   OUR EAST LIBERTY  THIRD FLOOR
        RENO, NEVADA 89501
        800-887-8671 P.S.T.

   CUSTODIAN & TRANSFER AGENT
 RUSHMORE TRUST AND SAVINGS, FSB
     4922 FAIRMONT AVENUE
      BETHESDA, MD 20814
      800-622-1386 E.S.T.